Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jan. 19, 2007 item	Dec. 31, 2012	Apr. 30, 2007 item
Stock options | Maximum
Share-Based Compensation
Estimated fair value of underlying ordinary shares (in dollars per share)	$ 2.99
2006 Stock Incentive Plan
Share-Based Compensation
Number of shares the company is authorized to issue	12,745,438
2006 Stock Incentive Plan | Restricted shares
Share-Based Compensation
Number of participants to whom unvested shares were granted		68
Vesting of awards per year (percent) ratably on the anniversary of the grant date		20.00%
Vesting period		5 years
Period that the company has the option to purchase all or part of shares after first vesting		6 months
Estimated fair value of underlying ordinary shares (in dollars per share)		$ 4.96
Number of Non-vested Shares
Outstanding at the beginning of the period (in shares)			523,316
Granted (in shares)		2,576,060
Vested (in shares)			(523,316)
Grant date Weighted Average Fair Value
Outstanding at the beginning of the period (in dollars per share)			$ 5.02
Vested (in dollars per share)			$ 5.02
Additional disclosures
Total fair value of non-vested shares vested (in dollars)			$ 2,627
2006 Stock Incentive Plan | Restricted shares | Maximum
Share-Based Compensation
Number of shares the company is authorized to issue	2,715,243
2006 Stock Incentive Plan | Restricted shares | Directors and officers
Share-Based Compensation
Number of participants to whom unvested shares were granted		8
Number of Non-vested Shares
Granted (in shares)		1,576,300
2006 Stock Incentive Plan | Restricted shares | Other employees
Share-Based Compensation
Number of participants to whom unvested shares were granted		60
Number of Non-vested Shares
Granted (in shares)		999,760
2006 Stock Incentive Plan | Restricted shares | Executives
Share-Based Compensation
Number of participants to whom unvested shares were granted				1
Vesting period				5 years
Estimated IPO stock issuance price (in dollars per share)				$ 11
Number of Non-vested Shares
Granted (in shares)				30,000
2006 Stock Incentive Plan | Restricted shares | Third party consultant
Share-Based Compensation
Number of participants to whom unvested shares were granted				1
Number of Non-vested Shares
Granted (in shares)				15,000
2006 Stock Incentive Plan | Stock options | Maximum
Share-Based Compensation
Number of shares the company is authorized to issue	10,030,195